Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 75	$ 74	$ 74	$ 73